ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2)	12 Months Ended			1 Months Ended		1 Months Ended				12 Months Ended			1 Months Ended			12 Months Ended	0 Months Ended				1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Vimicro Qingdao	Dec. 31, 2011 Vimicro Qingdao	Nov. 30, 2012 Vimicro Xingguang Corporation USD ($)	Dec. 31, 2012 Vimicro China	Nov. 30, 2012 Vimicro Shanghai Vimicro Xingguang Corporation USD ($)	Nov. 30, 2012 VMF Shanghai USD ($)	Nov. 30, 2012 VMF Shanghai Vimicro Xingguang Corporation USD ($)	Dec. 31, 2010 Vimicro Wuxi USD ($)	Dec. 31, 2012 Vimicro Wuxi Vimicro China USD ($)	Dec. 31, 2012 Vimicro Wuxi Vimicro China CNY	Dec. 31, 2011 Vimicro Wuxi Vimicro China	Dec. 31, 2012 Vimicro Wuxi VMF Consulting Company USD ($)	Dec. 31, 2012 Vimicro Wuxi VMF Consulting Company CNY	Dec. 31, 2010 Vimicro Wuxi VMF Consulting Company	Dec. 31, 2012 Vimicro Wuxi VMF Consulting Company	Dec. 31, 2011 Mobile business Vimicro Qingdao USD ($) item	Dec. 31, 2011 Mobile business Vimicro China Vimicro Qingdao	Dec. 31, 2011 Mobile business Vimicro Wuxi Vimicro Qingdao	Dec. 31, 2011 Mobile business VMF Consulting Company Vimicro Qingdao	Jul. 31, 2012 Visiondigi USD ($)	Jul. 31, 2012 Visiondigi CNY
DISCONTINUED OPERATIONS
Percentage of equity interest transferred													4.90%	4.90%	95.00%	4.90%					35.26%	35.26%
Consideration from disposal of equity interest									$ 1,738,000	$ 427,000	2,700,000		$ 427,000	2,700,000							$ 49,000	310,686
Consideration from disposal of business																	4,202,000
Cash consideration of transfer of equity interest	10,410,000			10,410,000		10,410,000		10,410,000
Beneficially held equity interest		18.03%	19.44%							0.10%	0.10%	5.00%
Ownership interest percentage					100.00%													18.00%	19.00%	14.00%	18.00%	18.00%
Ownership interest percentage held by two former key employees of mobile business																	49.00%
Number of former key employees of mobile business who hold ownership interest in Vimicro Qingdao																	2
Gain from disposal subsidiary							$ 1,133,000